Leases (Table)	6 Months Ended
Jun. 30, 2021
Presentation of leases for lessee [abstract]
Disclosure of quantitative information about right-of-use assets [text block]

	Gelderland	Manara	Spain	Ellomay Solar	Talasol	Talmei Yosef	Total
	€ in thousands
Cost

Balance as at January 1, 2021	355	-	1,235	1,789	12,686	1,672	17,737
Additions	-	10,666	-	-	-	-	10,666
Disposals	-	-	-	-	(4,526)	(17)	(4,543)
Effect of changes in exchange rates	-	100	-	-	-	25	125
Balance as at June 30, 2021	355	10,766	1,235	1,789	8,160	1,680	23,985
Depreciation

Balance as at January 1, 2021	-	-	150	-	169	209	528
Depreciation for the period	93	106	37	22	202	53	513
Additions	-	-	-	-	-	-	-
Disposals	-	-	-	-	-	-	-
Balance as at June 30, 2021	93	106	187	22	371	262	1,041

Carrying amounts
As at December 31, 2020	355	-	1,085	1,789	12,517	1,463	17,209
As at June 30, 2021	262	10,660	1,048	1,767	7,789	1,418	22,944

Disclosure of maturity analysis of operating lease payments [text block]
June 30, 2021
€ in thousands
Less than one year	8,288
One to five years	2,584
More than five years	12,940

Total	23,812

Current maturities of lease liability	8,288

Long-term lease liability	15,524